Shareholders' Equity (Schedule of summary of stock options granted) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Number of options
Outstanding at beginning of year		3,723,286
Granted		1,020,863
Exercised		(283,260)
Forfeited or expired	[1]	(564,167)
Outstanding at end of year		3,896,722	3,723,286
Options exercisable at end of the year		2,258,412
Vested and expected to vest		3,576,791
Weighted average exercise price
Outstanding at beginning of year		$ 2.52
Granted		2.62
Exercised		2.44
Forfeited or expired	[1]	2.4
Outstanding at end of year		2.57	$ 2.52
Options exercisable at end of the year		2.61
Vested and expected to vest		$ 2.57
Weighted-average remaining contractual term (in years)
Outstanding at end of year		3 years 9 months 29 days	4 years 21 days
Options exercisable at end of the year		3 years 4 months 17 days
Vested and expected to vest		3 years 9 months
Aggregate intrinsic value
Outstanding at beginning of year		$ 8,005
Outstanding at end of the year		117	$ 8,005
Options exercisable at end of the year		77
Vested and expected to vest		$ 113

[1]	During 2025, 123,307 of the Company’s stock options expired.